Subsequent Events	12 Months Ended
Jun. 30, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

Note 17. SUBSEQUENT EVENTS

In July 2017 the Company entered into a supplemental agreement with Tengda Northwest to extend the global logistic service period until July 3, 2018.

In August 2017, the Company entered into a supplemental agreement with Zhiyuan to extend the inland transportation management service period until September 1, 2018.

On August 24, 2017, Sino signed a marketing promoting service agreement with COSCO Qingdao. Pursuant to the agreement, COSCO Qingdao will help Sino to promote shipping and multimodal transportation including inland trucking container transportation services, switch bill and freight collection services. On August 24, 2017, Sino has paid $100,000 to COSCO Qingdao for first installment (September 1, 2017 to December 31, 2017) of the marketing expense.